Results From Financial Transactions - Summary of Realized Gains and Losses on Financial Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ 132	€ 399	€ (92)
Shares [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	3	11	25
Debt securities and money market investments [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	153	372	(147)
Loans [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	20	32	16
Other [member]
Realized gains and losses on financial investments [line items]
Realized gains and losses on financial investments	€ (43)	€ (16)	€ 14